DISCONTINUED OPERATIONS (Assets and Liabilities Held for Sale) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets and liabilities of the disposal groups held for sale
Assets of disposal group held for sale	$ 49,824	$ 1,249	$ 5,813
Notes payable		958	5,197
Liabilities of disposal group held for sale	$ 32,036	958	5,197
Home health business
Assets and liabilities of the disposal groups held for sale
Property and equipment, net		1,249	3,777
Other assets		0	2,036
Assets of disposal group held for sale		1,249	5,813
Notes payable		987	5,197
Liabilities of disposal group held for sale		$ 987	$ 5,197